Taxation - Summary of Components of Deferred Tax Assets/(Liabilities) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	¥ 5,546	¥ 5,873	¥ 5,624
(Charged)/Credited to the statements of income	(2,259)	(6)	1,540
(Charged)/credited to other comprehensive income	3	(2)	13
Reclassification of current tax payable			(1,304)
Ending balance	3,290	5,546	5,873
Credit loss allowance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	1,868	1,553	1,431
(Charged)/Credited to the statements of income	(154)	50	122
Ending balance	1,714	1,868	1,553
Unrecognized revaluation surplus on prepayments for the leasehold land determined under PRC regulations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	1,403	1,451	1,504
(Charged)/Credited to the statements of income	(49)	(48)	(53)
Ending balance	1,354	1,403	1,451
Deductible tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	2,244	2,433
(Charged)/Credited to the statements of income	(941)	(189)	2,433
Ending balance	1,303	2,244	2,433
Accruals of expenses not yet deductible for tax purpose [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	2,554	1,693	1,221
(Charged)/Credited to the statements of income	626	861	472
Ending balance	3,180	2,554	1,693
Unrealized income from the transactions with Tower Company [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	697	787	877
(Charged)/Credited to the statements of income	(252)	(90)	(90)
Ending balance	445	697	787
Accelerated depreciation of property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(3,870)	(2,243)	(992)
(Charged)/Credited to the statements of income	(2,051)	(1,627)	(1,251)
Ending balance	(5,921)	(3,870)	(2,243)
Gain from Tower Assets disposal [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(745)	(1,118)
(Charged)/Credited to the statements of income	373	373	186
Reclassification of current tax payable			(1,304)
Ending balance	(372)	(745)	(1,118)
Contract costs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(584)
(Charged)/Credited to the statements of income	355
Ending balance	(229)	(584)
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	1,979	1,317	1,583
(Charged)/Credited to the statements of income	(166)	664	(279)
(Charged)/credited to other comprehensive income	3	(2)	13
Ending balance	1,816	1,979	¥ 1,317
Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	5,865
Ending balance		5,865
Previously stated [member] | Credit loss allowance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	1,603
Ending balance		1,603
Previously stated [member] | Unrecognized revaluation surplus on prepayments for the leasehold land determined under PRC regulations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	1,403
Ending balance		1,403
Previously stated [member] | Deductible tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	2,244
Ending balance		2,244
Previously stated [member] | Accruals of expenses not yet deductible for tax purpose [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	2,554
Ending balance		2,554
Previously stated [member] | Unrealized income from the transactions with Tower Company [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	697
Ending balance		697
Previously stated [member] | Accelerated depreciation of property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(3,870)
Ending balance		(3,870)
Previously stated [member] | Gain from Tower Assets disposal [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(745)
Ending balance		(745)
Previously stated [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	1,979
Ending balance		1,979
Impact on initial application of IFRS 15 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(584)
Ending balance		(584)
Impact on initial application of IFRS 15 [member] | Contract costs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(584)
Ending balance		(584)
Impact on initial application of IFRS 9 (2014) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	265
Ending balance		265
Impact on initial application of IFRS 9 (2014) [member] | Credit loss allowance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	¥ 265
Ending balance		¥ 265